Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Net actuarial gain/(loss), Before-Tax Amount	$ 100,345	$ (74,853)	$ (135,492)
Amortization of prior service cost, Before-Tax Amount	355
Amortization of transition obligation, Before-Tax Amount		867	867
Amortization of net actuarial (gain)/loss, Before-Tax Amount	34,177	25,597	15,569
Prior service cost, Before-Tax Amount	0	(2,423)
Regulatory adjustment, Before-Tax Amount	(123,630)	42,771	105,931
Pension plans other comprehensive income (loss), Before-Tax Amount	11,247	(8,041)	(13,125)
Unrealized/realized gain (loss), Before-Tax Amount		2,959	(17,958)
Amounts reclassified into net income, Before-Tax Amount	3,345	2,801	1,169
FSIRS other comprehensive income (loss), Before-Tax Amount	3,345	5,760	(16,789)
Total other comprehensive income (loss), Before-Tax Amount	14,592	(2,281)	(29,914)
Net actuarial gain/(loss), Tax (Expense) or Benefit	(38,131)	28,444	51,487
Amortization of prior service cost, Tax (Expense) or Benefit	(135)
Amortization of transition obligation, Tax (Expense) or Benefit		(329)	(330)
Amortization of net actuarial (gain)/loss, Tax (Expense) or Benefit	(12,987)	(9,727)	(5,916)
Prior service cost, Tax (Expense) or Benefit		921
Regulatory adjustment, Tax (Expense) or Benefit	46,979	(16,253)	(40,254)
Pension plans other comprehensive income (loss), Tax (Expense) or Benefit	(4,274)	3,056	4,987
Unrealized/realized gain (loss), Tax (Expense) or Benefit		(1,125)	6,824
Amounts reclassified into net income, Tax (Expense) or Benefit	(1,271)	(1,064)	(444)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	(1,271)	(2,189)	6,380
Total other comprehensive income (loss), Tax (Expense) or Benefit	(5,545)	867	11,367
Net actuarial gain/(loss), Net-of-Tax Amount	62,214	(46,409)	(84,005)
Amortization of prior service cost, Net-of-Tax Amount	220
Amortization of transition obligation, Net-of-Tax Amount		538	537
Amortization of net actuarial (gain)/loss, Net-of-Tax Amount	21,190	15,870	9,653
Prior service cost, Net-of-Tax Amount		(1,502)
Regulatory adjustment, Net-of-Tax Amount	(76,651)	26,518	65,677
Net defined benefit pension plans	6,973	(4,985)	(8,138)
Unrealized/realized loss, Net-of-Tax Amount		1,834	(11,134)
Amounts reclassified into net income (Notes 5 and 12)	2,074	1,737	725
FSIRS other comprehensive income (loss), Net-of-Tax Amount	2,074	3,571	(10,409)
Total other comprehensive income (loss), Net-of-Tax Amount	$ 9,047	$ (1,414)	$ (18,547)